Debt (Details)	12 Months Ended
	Sep. 25, 2015 USD ($)	Sep. 14, 2015 USD ($)	Aug. 11, 2015 USD ($)	Aug. 07, 2015 USD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 EUR (€)	Sep. 26, 2014 USD ($)	Jun. 22, 2012 USD ($)
Debt Instrument
Debt Instrument, Description of Variable Rate Basis	LIBOR
Total debt	$ 3,146,000,000						$ 1,463,000,000
Less: current portion	987,000,000						20,000,000
Long-term debt	2,159,000,000						1,443,000,000
Fair Value, Debt Subject to Fair Value Measurement, Fair Value, Actively Traded	3,291,000,000						1,670,000,000
Available line of credit under revolving credit agreement	1,500,000,000.0			$ 1,500,000,000				$ 1,000,000,000
Line of credit facility, amount outstanding	0
Carrying amount
Debt Instrument
Debt instrument, fair value	3,126,000,000						1,441,000,000
Commercial Paper [Member]
Debt Instrument
Available line of credit under revolving credit agreement	1,500,000,000
Line of credit facility, amount outstanding	0
3.375% public notes due 2015 (See Note 21)
Debt Instrument
Total debt	$ 258,000,000						$ 258,000,000
Debt stated interest rate	3.375%						3.375%
3.75% public notes due 2018
Debt Instrument
Total debt	$ 67,000,000						$ 67,000,000
Debt stated interest rate	3.75%						3.75%
8.5% public notes due 2019
Debt Instrument
Total debt	$ 0		$ 364,000,000				$ 364,000,000
Debt stated interest rate	8.50%		8.50%				8.50%
7.0% public notes due 2019(2) (See Note 21)
Debt Instrument
Total debt	$ 245,000,000						$ 245,000,000
Less: current portion		$ 242,000,000
Debt stated interest rate	7.00%						7.00%
6.875% public notes due 2021(2) (See Note 21)
Debt Instrument
Total debt	$ 465,000,000						$ 465,000,000
Less: current portion		462,000,000
Debt stated interest rate	6.875%						6.875%
4.625% public notes due 2023
Debt Instrument
Total debt	$ 42,000,000						$ 42,000,000
Debt stated interest rate	4.625%						4.625%
1.375% public notes due 2015 [Domain]
Debt Instrument
Total debt	$ 558,000,000					€ 500,000,000
Debt stated interest rate					1.375%	1.375%
Proceeds from Issuance of Debt	563,000,000
Debt Issuance Cost	5,000,000
Debt Instrument, Unamortized Discount					$ 1,000,000
3.9% public notes due 2026 [Domain]
Debt Instrument
Total debt	745,000,000	$ 750,000,000
Debt stated interest rate		3.90%
Proceeds from Issuance of Debt	1,477,000,000
Debt Issuance Cost	6,000,000
Debt Instrument, Unamortized Discount		$ 5,000,000
5.125% public notes due 2045 [Domain]
Debt Instrument
Total debt	746,000,000	$ 750,000,000
Debt stated interest rate		5.125%
Debt Issuance Cost	8,000,000
Debt Instrument, Unamortized Discount		$ 4,000,000
Other
Debt Instrument
Total debt	20,000,000 [1]						$ 22,000,000
Less: current portion	$ 19,000,000						$ 20,000,000

[1]	$19 million and $20 million of the current portion of the Company's total debt as of September 25, 2015